OTHER COMPREHENSIVE INCOME (LOSS) (Tables)	12 Months Ended
Dec. 31, 2011
Components of Other Comprehensive Income (Loss)

The components of other comprehensive income (loss) for the years ended December 31, were as follows:

	2011			2010			2009
(millions)	Pretax	Tax (Provision) Benefit	After Tax	Pretax	Tax (Provision) Benefit	After Tax	Pretax	Tax (Provision) Benefit	After Tax
Net unrealized gains (losses) on securities:
Arising during period:
Fixed maturities	$132.9	$(46.5)	$86.4	$302.9	$(106.0)	$196.9	$519.4	$(181.8)	$337.6
Equity securities	(57.5)	20.1	(37.4)	241.7	(84.6)	157.1	671.7	(235.1)	436.6
Net non-credit related OTTI losses, adjusted for valuation changes	(5.5)	1.9	(3.6)	21.4	(7.5)	13.9	(24.1)	8.4	(15.7)
Reclassification adjustment for (gains) losses realized in net income:
Fixed maturities	(47.4)	16.6	(30.8)	46.3	(16.2)	30.1	(8.5)	3.0	(5.5)
Equity securities	(152.5)	53.4	(99.1)	(93.7)	32.8	(60.9)	(86.7)	30.3	(56.4)

Change in net unrealized gains (losses) on securities[1]	(130.0)	45.5	(84.5)	518.6	(181.5)	337.1	1,071.8	(375.2)	696.6
Net unrealized gains (losses) on forecasted transactions:[2]
Arising during period	(5.1)	1.8	(3.3)	0	0	0	0	0	0
Reclassification adjustment for amounts realized in net income[3]	(5.3)	1.8	(3.5)	(10.6)	3.7	(6.9)	(5.1)	1.8	(3.3)

Change in net unrealized gains on forecasted transactions	(10.4)	3.6	(6.8)	(10.6)	3.7	(6.9)	(5.1)	1.8	(3.3)
Foreign currency translation adjustment	.2	(.1)	.1	1.2	(.9)	.3	1.4	0	1.4

Other comprehensive income (loss)	$(140.2)	$49.0	$(91.2)	$509.2	$(178.7)	$330.5	$1,068.1	$(373.4)	$694.7

[1]

December 31, 2009 excludes the $189.6 million ($291.8 million pretax) cumulative effect of change in accounting principle we recorded in June 2009 in accordance with the new accounting guidance for other-than-temporary impairments we adopted during the second quarter 2009.

[2]

Entered into for the purpose of managing interest rate risk associated with our debt issuances, and managing foreign currency risk associated with our forecasted foreign currency transaction, which was closed in 2009.

[3]

We expect to reclassify $2.3 million (pretax) into income during the next 12 months. During 2011 and 2010, we reclassified $0.3 million and $5.8 million, respectively, on a pretax basis, from accumulated other comprehensive income on the balance sheet to net realized gains (losses) on securities on the comprehensive income statement, reflecting the portion of the unrealized gain on forecasted transactions that was related to the portion of the 6.70% Debentures repurchased during the periods (see Note 4 – Debt for further discussion).